CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Prefered Stock Par Value	$ 0.0001	$ 0.0001
Preferred Stock Shares Authorized	5,000,000,000	5,000,000,000
Preferred Stock Shares Issued	0	0
Preferred Stock Shares Outstanding	0	0
Common Stock Par Value	$ 0.0001	$ 0.0001
Common Stock Shares Authorized	45,000,000,000	45,000,000,000
Common Stock Shares Issued	1,085,864,707	1,085,864,707
Common Stock Shares Outstanding	400,000	400,000